Supplement to the
Fidelity® Nasdaq Composite® Index Fund
March 25, 2009
Prospectus

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 5.

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

Effective September 14, 2009, the following information replaces the "Minimums" table found in the "Buying and Selling Shares" section on page 12.

Minimums
Initial Purchase	$10,000
Balance	$10,000

Effective September 14, 2009, the following information replaces the similar information found in the "Buying and Selling Shares" section on page 12.

There is no minimum balance or initial purchase minimum for assets held in employee benefit plans (including Fidelity sponsored 403(b) arrangements but otherwise as defined in the Employee Retirement Income Security Act of 1974, excluding SIMPLE IRAs, SEP IRAs, and the Fidelity Retirement Plan) having more than 50 eligible employees or a minimum of $1,000,000 in plan assets that have at least some portion of their assets invested in mutual funds advised by FMR and which are marketed and distributed directly to plan sponsors and participants without any assistance or intervention from any intermediary distribution channel. In addition, there is no minimum balance or initial purchase minimum for assets held in a Fidelity Traditional IRA or Fidelity Rollover IRA bought with the proceeds of a distribution or transfer from an employee benefit plan as described above, provided that at the time of the distribution or transfer, the employee benefit plan satisfies the requirements described above. There is no minimum balance or initial purchase minimum for investments through Portfolio Advisory Services, a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, or a Fidelity systematic withdrawal service. In addition, the fund may waive or lower purchase minimums in other circumstances.

EIF-09-03 December 16, 2009
1.791563.112

The following information replaces the similar information found in the "Selling Shares" section beginning on page 16.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Effective December 1, 2009, the following information supplements the biographical information found in the "Fund Management" section beginning on page 23.

Maximilian Kaufmann has been a Portfolio Manager with Geode since August 2009. He serves as a Portfolio Manager of the fund, which he has managed since December 2009. He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Kaufmann is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Kaufmann was a Senior Vice President at PanAgora Asset Management from 2003 to 2007 and Lazard Asset Management from 2007 to 2009.

Supplement to the
Fidelity® Nasdaq Composite® Index Tracking Stock
March 25, 2009
Prospectus

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 6.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell Creation Units of the ETF. The following fees and expenses are based on the average net assets during the ETF's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

Effective December 1, 2009, the following information supplements the biographical information found in the "ETF Management" section beginning on page 18.

Maximilian Kaufmann has been a Portfolio Manager with Geode since August 2009. He serves as a Portfolio Manager of the ETF, which he has managed since December 2009. He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Kaufmann is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Kaufmann was a Senior Vice President at PanAgora Asset Management from 2003 to 2007 and Lazard Asset Management from 2007 to 2009.

ETF-09-03 December 16, 2009
1.790427.110

Supplement to the
Fidelity® 100 Index Fund
March 25, 2009
Prospectus

Effective on April 1, 2009, Fidelity 100 Index Fund will be renamed Fidelity Series 100 Index Fund.

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 5.

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

Effective December 1, 2009, the following information supplements the biographical information found in the "Fund Management" section beginning on page 12.

Maximilian Kaufmann has been a Portfolio Manager with Geode since August 2009. He serves as a Portfolio Manager of the fund, which he has managed since December 2009.

He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Kaufmann is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Kaufmann was a Senior Vice President at PanAgora Asset Management from 2003 to 2007 and Lazard Asset Management from 2007 to 2009.

HUN-09-04 December 16, 2009
1.857358.105

Supplement to the
Spartan® 500 Index Fund
June 29, 2009
Prospectus

Reorganization. On November 18, 2009, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Spartan 500 Index Fund and Spartan U.S. Equity Index Fund.

The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Spartan 500 Index Fund in exchange for corresponding shares of Spartan U.S. Equity Index Fund equal in value to the relative net asset value of the outstanding shares of Investor Class and Fidelity Advantage Class, respectively, of Spartan 500 Index Fund. After the exchange, Spartan 500 Index Fund will distribute the Spartan U.S. Equity Index Fund shares to its shareholders pro rata, in liquidation of Spartan 500 Index Fund (these transactions are referred to as the "Reorganization"). Immediately following the Reorganization, Spartan U.S. Equity Index Fund will change its name to Spartan 500 Index Fund, begin charging an annual index fund fee (for fund balances under $10,000), and lower its Investor Class initial purchase and balance minimums from $100,000 to $10,000.

The Reorganization and related changes, which do not require shareholder approval, are scheduled to take place on or about January 22, 2010. The Reorganization is expected to be a tax-free transaction. This means that neither Spartan 500 Index Fund nor its shareholders will recognize any gain or loss as a direct result of the Reorganization.

For more detailed information, please contact Fidelity at  1-800-544-8544.

Effective September 14, 2009, the following information replaces the Investor Class "Minimums" table found in the "Buying and Selling Shares" section beginning on page 10.

Minimums - Investor Class
Initial Purchase	$10,000
Balance	$10,000

Effective September 14, 2009, the following information replaces the similar information found in the "Buying and Selling Shares" section beginning on page 10.

There is no minimum balance or initial purchase minimum for a mutual fund or a qualified tuition program for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts, or a Fidelity systematic withdrawal service.

SMI-09-04 December 16, 2009
1.717989.129

Effective September 14, 2009, the following information replaces the Fidelity Advantage Class "Minimums" table found in the "Buying and Selling Shares" section beginning on page 10.

Minimums - Fidelity Advantage Class
Initial Purchase	$100,000
Balance	$100,000

Effective September 14, 2009, the following information replaces similar information found in the "Buying and Selling Shares" section beginning on page 10.

Employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) require a minimum initial purchase and ongoing balance of $100 million at the plan sponsor level.

For individual accounts maintained by FMR or its affiliates, and for omnibus accounts for which FMR provides recordkeeping services, FMR will monitor account balances at the individual account level.

Fidelity Advantage Class shares are not available to intermediaries that would meet the eligibility criteria by aggregating the holdings of underlying accounts. An intermediary that holds Fidelity Advantage Class shares within an omnibus account must certify to FMR or its affiliates that it will be able to offer Fidelity Advantage Class shares in accordance with the terms of this prospectus. Intermediaries may include broker-dealers, institutional accounts, insurance, bank trust, third-party administrators and registered investment advisers.

There is no minimum balance or initial purchase minimum for eligible qualified wrap program accounts, or a Fidelity systematic withdrawal service.

The following information replaces the similar information found in the "Selling Shares" section beginning on page 15.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Effective December 1, 2009, the following information supplements the biographical information found in the "Fund Management" section beginning on page 22.

Maximilian Kaufmann has been a Portfolio Manager with Geode since August 2009. He serves as a Portfolio Manager of the fund, which he has managed since December 2009. He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Kaufmann is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Kaufmann was a Senior Vice President at PanAgora Asset Management from 2003 to 2007 and Lazard Asset Management from 2007 to 2009.